Business Segment Information (Summary Of Company's Reporting Segments) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Operating revenues	$ 355,314	$ 361,339	$ 1,014,048	$ 1,012,373	$ 1,347,430	$ 1,250,399	$ 1,321,674
Depreciation and amortization	52,711	54,876	156,099	166,027	218,444	188,267	185,263
Tax benefit					61,209	31,566	48,044
Net income	33,193	$ 47,256	83,868	$ 104,733	131,060	59,524	77,968
Utility plant - net of depreciation	$ 3,949,958		$ 3,949,958		3,880,918	3,441,367	2,857,000
Capital expenditures					608,000	686,000	382,000
Electric [Member]
Segment Reporting Information [Line Items]
Operating revenues					1,347,000	1,250,000	1,322,000
Depreciation and amortization					218,000	188,000	185,000
Tax benefit					73,000	56,000	69,000
Net income					156,000	102,000	110,000
Utility plant - net of depreciation					3,881,000	3,441,000	2,857,000
Capital expenditures					608,000	686,000	382,000
Other Segments [Member]
Segment Reporting Information [Line Items]
Tax benefit					(11,000)	(25,000)	(21,000)
Net income					$ (25,000)	$ (42,000)	$ (32,000)